Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk		¥ 92,150	¥ 186,325
Trade receivables [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk		76,260	116,776
Financial Assets Included in Prepayments, Other Receivables and Other Assets—Normal [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]	7,989	7,743
Net Investments in Subleases—Normal [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]		355
Amounts Due from Related Parties—Normal [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]	2,377	2,306
Amounts Due from Shareholders—Normal [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]	99	100
Cash and Cash Equivalents—Not Yet Past Due
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk		5,425	59,045
12-month Expected Credit Losses [Member] | Stage One [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk		15,890	67,549
12-month Expected Credit Losses [Member] | Trade receivables [Member] | Stage One [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk
12-month Expected Credit Losses [Member] | Financial Assets Included in Prepayments, Other Receivables and Other Assets—Normal [Member] | Stage One [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]	7,989	7,743
12-month Expected Credit Losses [Member] | Net Investments in Subleases—Normal [Member] | Stage One [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]		355
12-month Expected Credit Losses [Member] | Amounts Due from Related Parties—Normal [Member] | Stage One [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]	2,377	306
12-month Expected Credit Losses [Member] | Amounts Due from Shareholders—Normal [Member] | Stage One [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]	99	100
12-month Expected Credit Losses [Member] | Cash and Cash Equivalents—Not Yet Past Due | Stage One [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk		5,425	59,045
Lifetime Expected Credit Losses [Member] | Stage Two [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk
Lifetime Expected Credit Losses [Member] | Stage Three [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk			2,000
Lifetime Expected Credit Losses [Member] | Simplified approach [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk		76,260	116,776
Lifetime Expected Credit Losses [Member] | Trade receivables [Member] | Stage Two [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk
Lifetime Expected Credit Losses [Member] | Trade receivables [Member] | Stage Three [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk
Lifetime Expected Credit Losses [Member] | Trade receivables [Member] | Simplified approach [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk		76,260	116,776
Lifetime Expected Credit Losses [Member] | Financial Assets Included in Prepayments, Other Receivables and Other Assets—Normal [Member] | Stage Two [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Lifetime Expected Credit Losses [Member] | Financial Assets Included in Prepayments, Other Receivables and Other Assets—Normal [Member] | Stage Three [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Lifetime Expected Credit Losses [Member] | Financial Assets Included in Prepayments, Other Receivables and Other Assets—Normal [Member] | Simplified approach [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Lifetime Expected Credit Losses [Member] | Net Investments in Subleases—Normal [Member] | Stage Two [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Lifetime Expected Credit Losses [Member] | Net Investments in Subleases—Normal [Member] | Stage Three [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Lifetime Expected Credit Losses [Member] | Net Investments in Subleases—Normal [Member] | Simplified approach [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Lifetime Expected Credit Losses [Member] | Amounts Due from Related Parties—Normal [Member] | Stage Two [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Lifetime Expected Credit Losses [Member] | Amounts Due from Related Parties—Normal [Member] | Stage Three [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]		2,000
Lifetime Expected Credit Losses [Member] | Amounts Due from Related Parties—Normal [Member] | Simplified approach [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Lifetime Expected Credit Losses [Member] | Amounts Due from Shareholders—Normal [Member] | Stage Two [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Lifetime Expected Credit Losses [Member] | Amounts Due from Shareholders—Normal [Member] | Stage Three [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Lifetime Expected Credit Losses [Member] | Amounts Due from Shareholders—Normal [Member] | Simplified approach [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Lifetime Expected Credit Losses [Member] | Cash and Cash Equivalents—Not Yet Past Due | Stage Two [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk
Lifetime Expected Credit Losses [Member] | Cash and Cash Equivalents—Not Yet Past Due | Stage Three [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk
Lifetime Expected Credit Losses [Member] | Cash and Cash Equivalents—Not Yet Past Due | Simplified approach [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk

[1]	The credit quality of the financial assets included in prepayments, other receivables and other assets, net investments in subleases, and amounts due from related parties and shareholders is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.